Nature of Operation and Summary of Significant Accounting Policies - (Narrative) (Detail)					12 Months Ended
	Oct. 20, 2014 USD ($) shares	Oct. 17, 2014 shares	Oct. 10, 2014 shares	Jul. 09, 2014 USD ($)	Sep. 30, 2014 USD ($) Segment shares	Sep. 30, 2013 USD ($) shares	Sep. 30, 2012 USD ($)	Mar. 31, 2015 shares
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of reportable segment | Segment					1
Equity contribution, prior to the formation transactions | $				$ 100
Common stock conversion ratio		578,861.14
Common stock, shares outstanding		57,886,114			57,886,114	57,886,114		57,886,114
Common stock, shares issued		57,886,114			57,886,114	57,886,114		57,886,114
Common stock stock split, description		578,861.14-for-1
Long-lived assets impairments | $					$ 0	$ 0	$ 0
Goodwill impairment | $					0	0	0
Intangible asset impairment | $					$ 0	$ 0	$ 0
Minimum
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Maturity period of fixed rate loans					5 years
Maximum
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Maturity period of fixed rate loans					15 years
Building and Building Improvements | Minimum
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Premises and equipment, estimated useful life					10 years
Building and Building Improvements | Maximum
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Premises and equipment, estimated useful life					40 years
Furniture and Fixtures | Minimum
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Premises and equipment, estimated useful life					3 years
Furniture and Fixtures | Maximum
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Premises and equipment, estimated useful life					10 years
Employee [Member] | Performance shares
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Shares granted			216,724
Employee [Member] | Restricted shares
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Shares granted			65,834
Non Employee Director | Performance shares
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Shares granted			6,666
Non Employee Director | Restricted shares
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Shares granted			12,221
Initial Public Offering | National Australia Bank Limited
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Common stock, shares outstanding	39,486,114
Share issued	18,400,000
Proceeds from sale of stock | $	$ 312,160,000